DEFERRED REVENUES	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Notes and other explanatory information [abstract]
DEFERRED REVENUES

15 DEFERRED REVENUES

	At	At
	30 September 2024	31 March 2024
	USD	USD
Advisory service income	102,720	52,950
Customization income	103,980	122,200
License fee income	168,011	147,676
	374,711	322,826

At 1 April 2023, deferred revenues amounted to $335,666.

Deferred revenue relates to revenues that have been invoiced to the client but not yet earned. The deferred revenues are expected to be recognized as revenue in the next 12 months.

15 DEFERRED REVENUES

	At	At
	31 March 2024	31 March 2023
	USD	USD
Advisory service income	52,950	35,533
Customization income	122,200	82,608
License fee income	147,676	217,525
	322,826	335,666

At 1 April 2022, deferred revenues amounted to $316,711.

Deferred revenue relates to revenues that have been invoiced to the client but not yet earned. The deferred revenues are expected to be recognized as revenue in the next 12 months.